UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2015 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 132.9% (97.8% of Total Investments)
	MORTGAGE-BACKED SECURITIES – 132.4% (97.4% of Total Investments)
	Residential – 132.4%
$ 2,700	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$2,720,336
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.671%	10/25/35	B-	5,168,105
8,837	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.421%	9/25/36	CCC	6,218,510
2,719	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,241,562
4,775	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.471%	7/20/36	Ba3	4,429,185
2,932	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	2,596,045
2,020	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.454%	9/10/45	B+	2,020,764
817	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.668%	5/20/36	Caa2	769,005
7,109	Bank of America Funding Trust, 2007-A 2A1	0.341%	2/20/47	CCC	6,125,572
7,920	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.351%	1/25/37	Caa3	6,276,406
6,168	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.361%	3/25/37	Caa3	5,219,554
3,067	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.625%	6/25/35	Caa2	2,828,418
1,051	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.589%	7/25/36	D	874,236
4,390	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.498%	10/25/36	D	3,720,749
6,565	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.888%	6/25/47	D	5,884,777
1,567	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.485%	2/25/36	Caa3	1,291,077
6,162	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.497%	2/25/36	Caa3	5,392,867
3,230	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.721%	2/25/47	D	2,696,224
5,287	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.501%	6/25/46	Ca	3,789,289
5,741	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.603%	8/25/46	Ca	4,187,848
2,175	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.706%	6/11/40	B1	2,233,590
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.661%	10/25/35	BB-	5,640,414
6,985	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.331%	6/25/37	Caa1	6,272,432
2,090	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	4.425%	12/15/27	BB-	2,092,803
6,120	Chaseflex Trust Series 2007-2	0.461%	5/25/37	CCC	5,543,153
1,710	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	2.841%	3/25/37	D	1,347,402
1,380	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.685%	3/25/36	Caa3	1,261,240
1,962	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.662%	8/25/35	Caa2	1,812,318
8,042	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.401%	1/25/37	CCC	5,782,560
1,533	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.692%	7/25/37	Caa3	1,424,649
2,232	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.550%	11/25/36	D	1,827,823
3,344	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.644%	11/25/36	D	2,863,030
1,130	Core Industrial Trust, Series 2015-CALW, 144A WI/DD	3.850%	2/10/34	N/R	1,068,797
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.727%	10/15/45	BBB-	3,840,594
2,319	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	5.230%	11/25/35	Ca	1,866,211
633	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	494,095
5,175	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	4,340,803
2,077	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	1,716,571
65	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	3.058%	3/25/47	Caa2	64,818
6,141	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.321%	8/25/37	Ca	5,174,291
2,208	Countrywide Asset Backed Certificates Trust 2005-IM1	0.581%	11/25/35	BBB+	2,107,889
3,469	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.331%	3/25/47	CCC	2,909,399
2,345	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.439%	3/20/36	Ca	2,103,705
1,367	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	2.932%	2/20/36	Caa3	1,150,355
4,876	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	4.764%	11/20/35	Caa3	4,357,383
787	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.782%	9/25/37	D	722,545
6,012	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	2.667%	4/25/37	D	5,382,262
4,386	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.451%	11/25/35	B+	3,994,730
5,450	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass Through Certificates	0.301%	8/25/36	CCC	3,529,956
894	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.391%	6/25/37	Caa3	699,512
3,607	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.870%	3/25/36	Caa3	2,795,169
1,179	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.109%	5/25/36	D	1,094,332
2,100	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.945%	4/15/50	N/R	1,897,715
1,045	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.781%	5/25/24	Aaa	954,921
320	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.781%	5/25/24	Aaa	293,953
2,790	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.431%	10/25/23	Aaa	3,049,838
3,350	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.581%	1/25/24	Aaa	3,477,772
4,000	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.181%	7/25/24	Aaa	3,763,296
6,125	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.731%	2/25/25	Aaa	6,268,221
3,259	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	2,725,273
2,950	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	2,467,019
6,253	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.681%	2/25/37	Caa3	3,949,995
2,459	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.240%	9/25/35	Caa2	2,211,028
1,708	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	0.981%	1/25/36	Caa2	1,222,947
3,772	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.210%	5/25/36	Ca	3,007,097
228	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.702%	5/25/37	D	182,497
2,094	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.599%	8/25/37	D	1,719,914
7,310	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.569%	6/25/42	Aaa	1,339,090
3,850	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K713, 144A	3.274%	4/25/46	Aaa	3,817,918
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.181%	7/25/48	Aaa	267,408
1,210	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.949%	6/25/47	Aaa	1,269,037
5,122	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.740%	7/25/46	AAA	5,108,852
1,491	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K38, 144A	4.790%	6/25/47	Aaa	1,586,848
1,150	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	AAA	1,190,812
6,950	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.179%	12/25/41	Aaa	1,040,964
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	1,937,855
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	1,273,272
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	1,950,480
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/24	Aaa	1,556,573
11,060	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.084%	2/25/41	Aaa	1,163,125
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	758,622
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.902%	1/25/43	Aaa	231,202
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.365%	1/25/41	Aaa	1,570,220
775	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	Aaa	821,708
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.674%	8/25/40	Aaa	995,068
4,428	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	2.972%	9/19/35	CCC	4,021,605
4,075	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	3,372,496
3,592	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	2.982%	4/19/36	Caa3	3,182,235
3,210	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.411%	3/25/36	Caa3	2,905,808
6,298	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.631%	8/25/37	CCC	5,548,452
418	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.721%	3/25/47	D	358,801
7,346	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.710%	1/25/36	D	6,696,618
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	232,899
2,550	Gramercy Park CLO Limited, Series 2012-1AR, 144A	3.224%	7/17/23	A	2,542,666
2,110	GSAA Home Equity Trust Series 2007-5	0.281%	3/25/47	CCC	1,094,410
2,832	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	1,918,284
3,795	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.593%	4/25/36	D	3,202,250
3,734	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.715%	5/25/37	D	3,064,343
5,221	HarborView Mortgage Loan Trust 2006-12	0.421%	12/19/36	Ca	3,693,479
6,892	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.441%	1/25/36	Caa1	5,915,222
5,000	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.361%	12/25/36	CCC	4,299,958
3,745	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.291%	10/25/36	CCC	2,223,539
2,000	Impac Secured Assets Corporation 2004-3	1.081%	11/25/34	Baa1	1,734,900
1,620	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	4.766%	8/25/36	B2	1,579,864
3,040	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.237%	7/25/37	Caa2	2,719,049
654	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.401%	11/25/35	Caa3	557,164
2,938	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.301%	7/25/36	N/R	2,329,000
1,573	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.351%	1/25/37	Caa3	1,267,459
6,928	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.105%	6/25/37	Ca	5,243,445
1,653	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.593%	6/25/36	Caa2	1,423,786
3,300	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	2,660,180
4,170	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	4,358,009
1,103	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	998,045
4,961	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.561%	1/25/37	Caa3	3,236,971
5,000	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	5,015,100
2,300	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,373,407
4,200	JPMorgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.441%	5/25/37	B3	3,441,564
3,826	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	2.561%	10/25/36	Caa2	3,482,825
617	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	3.014%	6/25/37	D	558,541
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.048%	6/15/38	Ba2	2,620,735
3,846	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2, 144A	2.180%	12/01/21	N/R	3,794,427
4,138	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2, 144A	2.180%	1/01/20	N/R	4,123,278
7,595	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3, 144A	2.180%	3/01/20	N/R	7,538,661
4,005	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.670%	8/25/36	Caa2	3,689,548
6,169	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.343%	6/25/37	D	5,177,067
4,465	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.508%	12/25/35	CCC	4,286,275
3,800	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	6.029%	6/12/50	B-	3,960,246
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.077%	8/12/49	BB	3,979,431
7,660	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.471%	1/25/36	CCC	6,841,169
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.498%	3/12/44	BB	4,131,772
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.408%	10/12/52	Baa1	2,073,974
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.408%	10/12/52	Baa2	1,534,168
4,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.869%	4/15/49	Ba2	4,198,420
3,850	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	3,962,474
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.268%	1/11/43	BB	2,105,228
3,034	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.763%	3/25/36	Caa3	2,484,047
5,201	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.441%	12/25/35	BB+	4,736,299
6,583	Mortgage-IT Trust 2005-4	0.461%	10/25/35	BB+	5,967,784
2,574	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.481%	4/25/36	CCC	2,206,507
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	4.826%	4/25/35	B1	611,360
4,377	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	4,398,296
4,798	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	3,180,083
3,939	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.371%	7/25/36	Caa3	3,149,720
6,646	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.537%	9/25/35	Caa3	5,662,240
3,763	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	3,316,499
2,283	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,875,299
1,948	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.138%	5/25/35	Ca	1,580,762
3,500	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.681%	7/25/35	Ba1	3,041,934
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.471%	2/25/36	B2	6,267,463
2,718	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	3.805%	7/27/37	D	2,288,932
1,745	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.602%	9/25/36	D	1,457,009
2,699	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	2,189,601
2,903	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.207%	2/25/36	Caa2	2,591,448
2,965	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.032%	4/25/37	Caa2	2,578,585
3,171	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.032%	4/25/37	Caa2	2,758,070
2,171	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	3.671%	8/25/36	D	1,888,986
4,979	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.435%	2/20/47	CCC	4,269,938
452	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	469,766
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.931%	1/25/35	B1	850,435
5,308	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.371%	7/25/37	CCC	3,855,923
250	Structured Agency Credit Risk Debt Notes 2014-DN2	3.781%	4/25/24	N/R	244,210
11,975	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.431%	11/25/23	N/R	12,309,019
3,083	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	2.712%	4/25/37	D	2,598,678
1,694	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.971%	10/25/37	Caa1	1,555,049
646	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.863%	10/25/37	Caa1	574,235
4,561	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.611%	2/25/37	D	3,916,493
2,315	Voya CLO Limited, Series 2012-3AR, 144A, WI/DD, (3)	4.215%	10/15/22	BBB	2,315,000
3,820	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C17, 144A	5.661%	3/15/42	BB-	3,812,272
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	4,297,503
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.861%	4/15/47	CCC	1,345,903
3,650	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	3,803,873
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.430%	10/15/44	BB	3,786,532
1,859	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	1.960%	11/25/36	D	1,641,844
3,656	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	0.948%	12/25/46	CCC	2,935,250
2,732	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.780%	1/25/37	D	2,317,432
1,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.129%	6/25/37	D	1,439,993
2,505	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,900,741
5,638	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.014%	12/25/36	D	4,749,064
4,193	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.012%	12/25/36	D	3,652,969
3,068	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.117%	7/25/46	CCC	2,554,677
3,693	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	3,599,340
1,354	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,157,196
3,168	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.569%	12/28/37	D	2,724,075
481	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass-Through Certificates	2.611%	10/25/36	D	442,085
845	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.617%	10/25/36	Caa2	782,838
285	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	2.489%	10/25/36	Caa2	265,327
2,746	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.612%	11/25/37	Caa2	2,404,734
6,228	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.574%	12/28/37	Caa3	5,729,258
3,964	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.610%	7/25/36	D	3,734,400
256	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.624%	9/25/36	Caa1	236,840
564	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.495%	9/25/36	Caa2	523,508
1,828	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.599%	4/25/36	CC	1,765,460
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	2,200,963
$ 734,388	Total Mortgage-Backed Securities (cost $522,394,415)				549,298,894

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 0.5% (0.4% of Total Investments)

	Wireless Telecommunication Services – 0.5%
$ 2,065	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 2,112,889
$ 2,065	Total Asset-Backed Securities (cost $2,065,000)				2,112,889
	Total Long-Term Investments (cost $524,459,415)				551,411,783

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.0% (2.2% of Total Investments)
$ 12,258	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $12,257,504, collateralized by $12,025,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $12,506,000	0.000%	4/01/15		$ 12,257,504
	Total Short-Term Investments (cost $12,257,504)				12,257,504
	Total Investments (cost $536,716,919) – 135.9%				563,669,287
	Borrowings – (35.5)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (0.4)%				(1,673,963)
	Net Assets – 100%				$ 414,795,324

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

					Variation
				Notional	Margin	Unrealized
	Contract	Number of	Contract	Amount at	Receivable/	Appreciation
Description	Position	Contracts	Expiration	Value	(Payable)	(Depreciation)
U.S. 5-Year Treasury Note	Short	(34)	6/15	$ (4,087,172)	$ (6,906)	$ (27,397)
U.S. 10-Year Treasury Note	Short	(25)	6/15	(3,222,656)	(7,813)	(24,853)
				$ (7,309,828)	$ (14,719)	$ (52,250)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 546,983,894	$ 2,315,000	$ 549,298,894
Asset-Backed Securities	–	2,112,889	–	2,112,889
Short-Term Investments:
Repurchase Agreements	–	12,257,504	–	12,257,504
Investments in Derivatives:
Futures Contracts*	(52,250)	–	–	(52,250)
Total	$ (52,250)	$ 561,354,287	$ 2,315,000	$ 563,617,037
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $516,196,126.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 52,269,189
Depreciation	(4,796,028)
Net unrealized appreciation (depreciation) of investments	$ 47,473,161

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Borrowings as a percentage of Total Investments is 26.1%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

I/O	Interest only security.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015